Summary of Significant Accounting Policies - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Property, Plant and Equipment [Line Items]
Vessel operating expenses	$ 806,152,000	$ 813,326,000	$ 749,939,000
REVENUES	1,830,085,000	1,980,771,000	1,976,022,000
Condition for claiming depreciation vessel's estimated useful life	Commencing the date the vessel is delivered from the shipyard, or a shorter period if regulations prevent the Company from operating the vessels for those periods of time.
Depreciation and amortization	431,086,000	455,898,000	428,608,000
Amortization of vessels accounted for as capital leases	22,800,000	30,100,000	34,700,000
Interest costs capitalized to vessels and equipment	14,600,000	34,900,000	8,100,000
Asset retirement obligation	27,200,000	24,700,000
Other non-current assets	159,494,000	149,682,000
Crude oil tanker [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life	25 years
Refined product tanker [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life	25 years
FPSO [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life	20 years
FPSO [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life	25 years
Liquefied Natural Gas [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life	35 years
Liquefied Petroleum Gas [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life	30 years
Excluding amortization of Drydocking expenditure [Member]
Property, Plant and Equipment [Line Items]
Depreciation and amortization	346,500,000	364,300,000	356,000,000
Dry docking activity [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life	2 years 6 months
Dry docking activity [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life	5 years
Asset retirement obligation [Member]
Property, Plant and Equipment [Line Items]
Other non-current assets	7,500,000	6,400,000
Technical Management Fee [Member]
Property, Plant and Equipment [Line Items]
Vessel operating expenses	80,900,000
REVENUES	23,200,000
Prior period reclassification from general and administrative expense [Member]
Property, Plant and Equipment [Line Items]
Vessel operating expenses		83,200,000	72,300,000
REVENUES		$ 24,500,000	$ 22,200,000